Borrowings (Details)											1 Months Ended									6 Months Ended			12 Months Ended
	Apr. 24, 2023 $ / shares	Sep. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Sep. 24, 2020 USD ($) $ / shares	Sep. 24, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 15, 2020	Dec. 30, 2019 USD ($)	Sep. 10, 2019 USD ($)	Sep. 10, 2019 USD ($)	Feb. 28, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jan. 31, 2021	Nov. 30, 2020 USD ($)	Sep. 24, 2020 USD ($) $ / shares	Jun. 15, 2020	Dec. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 30, 2017 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AED (د.إ)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AED (د.إ)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)
Borrowings (Details) [Line Items]
Secured bonds					$ 200,000,000
Face value					$ 1
Issued price per share (in Dollars per share) | $ / shares				$ 0.95	$ 0.95										$ 0.95
Additional bond value				$ 50,000,000	$ 50,000,000
Proceeds of bonds			$ 186,000,000		186,000,000									$ 186,000,000
Transaction costs														4,000,000
Transferred construction amount																							$ 85,000,000
Description of bonds payable																							The bonds will be repaid in semi-annual payments of USD 7,000,000 starting September 2021 until March 2025, and one bullet repayment of USD 144,000,000 in September 2025	The bonds will be repaid in semi-annual payments of USD 7,000,000 starting September 2021 until March 2025, and one bullet repayment of USD 144,000,000 in September 2025
Description of bonds payable																							8.50%	8.50%
Call option amount																							$ 9,306,741
BPGIC FZE description												(i) Minimum Liquidity: BPGIC FZE to maintain $8.5 million in the Liquidity account; (ii) Leverage Ratio: BPGIC FZE and its subsidiaries’ leverage ratio not to exceed: (A) 5.5x at 31 December 2020; (B) 3.5x at 31 December 2021; and (C) 3.0x anytime thereafter; and (iii) Working Capital: BPGIC FZE and its subsidiaries to maintain a positive working capital. The bond agreement requires the Group to comply with the following financial covenant: (i) Brooge Energy Limited to maintain a minimum equity ratio of 25%.											(i)Minimum Liquidity: BPGIC FZE to maintain $8.5 million in the Liquidity account; (ii)Leverage Ratio: BPGIC FZE and its subsidiaries’ leverage ratio not to exceed: (A) 5.5x at 31 December 2020; (B) 3.5x at 31 December 2021; and (C) 3.0x anytime thereafter; and (iii)Working Capital: BPGIC FZE and its subsidiaries to maintain a positive working capital. The bond agreement requires the Group to comply with the following financial covenant: (i) Brooge Energy Limited to maintain a minimum equity ratio of 25%.	(i)Minimum Liquidity: BPGIC FZE to maintain $8.5 million in the Liquidity account; (ii)Leverage Ratio: BPGIC FZE and its subsidiaries’ leverage ratio not to exceed: (A) 5.5x at 31 December 2020; (B) 3.5x at 31 December 2021; and (C) 3.0x anytime thereafter; and (iii)Working Capital: BPGIC FZE and its subsidiaries to maintain a positive working capital. The bond agreement requires the Group to comply with the following financial covenant: (i) Brooge Energy Limited to maintain a minimum equity ratio of 25%.
Term loan amount																							$ 2,395,862							$ 84,595,154
Interest rate																							4.00%	4.00%
Interest per annum percentage																							6.50%	6.50%
Mortgage amount (in Dirhams) | د.إ																					د.إ 13,000,000			د.إ 13,000,000
Debt amount																							$ 1,001,752,862
Loan facility																												$ 11,108,086
Net of prepaid finance cost																		$ 76,606										$ 76,606	$ 94,634
Interest rate of description																												Under the term loan facility agreement, the Company is subject to certain covenants requiring amongst other things, the maintenance of (i) a minimum facility service coverage ratio of 1.25:1, (ii) a participations to value ratio not exceeding 1.50:1 at all times, (iii) a participations to cost ratio not exceeding 57% at any date, and (iv) an amount equivalent to one instalment including interest in a facility service reserve account at all times or in the event of an initial public offering, the amount should be equivalent to the next two instalments including interest.
Bonds issued				50,000,000	50,000,000										$ 50,000,000
Bonds transaction costs			4,000,000	4,000,000	4,000,000									4,000,000	4,000,000
Transferred construction amount			85,000,000	85,000,000	85,000,000									85,000,000	85,000,000								15,000,000		$ 189,861,181	$ 15,000,000
Semi-annual payments		$ 7,000,000		7,000,000	7,000,000							$ 7,000,000			7,000,000
Bonds repayment amount		$ 144,000,000		144,000,000	$ 144,000,000							$ 144,000,000			144,000,000
Bonds interest rate		8.50%			8.50%							8.50%
Drawn down amount																		550,445										$ 550,445
Prepaid finance cost																														499,158
Loan carries interest						3.00%
Debt balance																				$ 177,321,777			171,739,579		182,781,617	7,000,000
Amendment fee																											$ 136,000
Final settlement														7,546,964
Addition repayments														4,824,291
Prepayment penalty														559,637
Transferred construction amount																		198,058,383					473,645,292		457,224,529		305,908,005	198,058,383	196,200,380
Consruction amount																				14,577,131		$ 5,556,008	25,417,989		6,810,718	$ 8,335,269	5,782,430	6,951,923	966,926
Cash fee																		30,221,426									$ 30,779,138	30,221,426
Senior secured bonds				200,000,000	$ 200,000,000										$ 200,000,000			$ 164,038,378		$ 2,775,806			$ 2,775,806					164,038,378	169,439,563
Private investors face value				1	$ 1
Issue price (in Dollars per share) | $ / shares	$ 0.95				$ 0.95										$ 0.95
Proceeds of the bonds					$ 186,000,000
Fair value of derivative financial instrument				$ 5,422,917	5,422,917										$ 5,422,917										5,422,917
Fair value of interest rate			340,504		$ 340,504
Secured bonds description																				(i)pledge over all the existing and future shares of BPGIC FZE; (ii)assignment of rights and pledge over the balance in the Earnings account; (iii)pledge over the balance in the Liquidity account, the Debt Service Retention account and the Construction Funding account; (iv)pledge over moveable assets of BPGIC FZE and its subsidiaries; (v)security assignment of commercial contracts related to phase I and phase II, land lease agreement, port facilities agreement and EPC construction contract; (vi)security assignment over insurance contracts for phase I terminal, phase II terminal and admin building; (vii) security assignment over group and intercompany loans; and (viii)corporate guarantee from Brooge Energy Limited. The bond agreement also restricts BPGIC FZE from making any distributions other than in the form of an inter company loan for phase III construction. Under the bond agreement, BPGIC FZE is subject to the following financial covenants during the term of the bonds: (i)Minimum Liquidity: BPGIC FZE to maintain $8.5 million in the Liquidity account; (ii)Leverage Ratio: BPGIC FZE and its subsidiaries’ leverage ratio not to exceed: (A) 5.5x at 31 December 2020; (B) 3.5x at 31 December 2021; and (C) 3.0x anytime thereafter; and (iii)Working Capital: BPGIC FZE and its subsidiaries to maintain a positive working capital. The bond agreement requires the Group to comply with the following financial covenant: (i)Brooge Energy Limited to maintain a minimum equity ratio of 25%.	(i)pledge over all the existing and future shares of BPGIC FZE; (ii)assignment of rights and pledge over the balance in the Earnings account; (iii)pledge over the balance in the Liquidity account, the Debt Service Retention account and the Construction Funding account; (iv)pledge over moveable assets of BPGIC FZE and its subsidiaries; (v)security assignment of commercial contracts related to phase I and phase II, land lease agreement, port facilities agreement and EPC construction contract; (vi)security assignment over insurance contracts for phase I terminal, phase II terminal and admin building; (vii) security assignment over group and intercompany loans; and (viii)corporate guarantee from Brooge Energy Limited. The bond agreement also restricts BPGIC FZE from making any distributions other than in the form of an inter company loan for phase III construction. Under the bond agreement, BPGIC FZE is subject to the following financial covenants during the term of the bonds: (i)Minimum Liquidity: BPGIC FZE to maintain $8.5 million in the Liquidity account; (ii)Leverage Ratio: BPGIC FZE and its subsidiaries’ leverage ratio not to exceed: (A) 5.5x at 31 December 2020; (B) 3.5x at 31 December 2021; and (C) 3.0x anytime thereafter; and (iii)Working Capital: BPGIC FZE and its subsidiaries to maintain a positive working capital. The bond agreement requires the Group to comply with the following financial covenant: (i)Brooge Energy Limited to maintain a minimum equity ratio of 25%.		(i) pledge over all the existing and future shares of BPGIC FZE; (ii) assignment of rights and pledge over the balance in the Earnings account; (iii) pledge over the balance in the Liquidity account, the Debt Service Retention account and the Construction Funding account; (iv) pledge over moveable assets of BPGIC FZE and its subsidiaries; (v) security assignment of commercial contracts related to phase I and phase II, land lease agreement, port facilities agreement and EPC construction contract; (vi) security assignment over insurance contracts for phase I terminal, phase II terminal and admin building; (vii) security assignment over group and intercompany loans; and (viii) corporate guarantee from Brooge Energy Limited. The bond agreement also restricts BPGIC FZE from making any distributions other than in the form of an inter company loan for phase III construction. Under the bond agreement, BPGIC FZE is subject to the following financial covenants during the term of the bonds: (i) Minimum Liquidity: BPGIC FZE to maintain $8.5 million in the Liquidity account; (ii) Leverage Ratio: BPGIC FZE and its subsidiaries’ leverage ratio not to exceed: (A) 5.5x at 31 December 2020; (B) 3.5x at 31 December 2021; and (C) 3.0x anytime thereafter; and (iii) Working Capital: BPGIC FZE and its subsidiaries to maintain a positive working capital. The bond agreement requires the Group to comply with the following financial covenant: (i) Brooge Energy Limited to maintain a minimum equity ratio of 25%.	(i) pledge over all the existing and future shares of BPGIC FZE; (ii) assignment of rights and pledge over the balance in the Earnings account; (iii) pledge over the balance in the Liquidity account, the Debt Service Retention account and the Construction Funding account; (iv) pledge over moveable assets of BPGIC FZE and its subsidiaries; (v) security assignment of commercial contracts related to phase I and phase II, land lease agreement, port facilities agreement and EPC construction contract; (vi) security assignment over insurance contracts for phase I terminal, phase II terminal and admin building; (vii) security assignment over group and intercompany loans; and (viii) corporate guarantee from Brooge Energy Limited. The bond agreement also restricts BPGIC FZE from making any distributions other than in the form of an inter company loan for phase III construction. Under the bond agreement, BPGIC FZE is subject to the following financial covenants during the term of the bonds: (i) Minimum Liquidity: BPGIC FZE to maintain $8.5 million in the Liquidity account; (ii) Leverage Ratio: BPGIC FZE and its subsidiaries’ leverage ratio not to exceed: (A) 5.5x at 31 December 2020; (B) 3.5x at 31 December 2021; and (C) 3.0x anytime thereafter; and (iii) Working Capital: BPGIC FZE and its subsidiaries to maintain a positive working capital. The bond agreement requires the Group to comply with the following financial covenant: (i) Brooge Energy Limited to maintain a minimum equity ratio of 25%.
Finance the purchase of corporate office																				$ 2,395,862			$ 2,395,862
EIBOR Interest																				4.00%	4.00%		4.00%	4.00%
Term loan facility											$ 2,376,804												$ 2,376,804
Repayment of loan										$ 5,729,418
Term loan																				$ 2,376,804			$ 2,178,737
Promissory Notes [member]
Borrowings (Details) [Line Items]
Cash fee																												3,000,000
Non-interest bearing promissory note																												$ 1,500,000
Interest rate																		10.00%										10.00%
Additional promissory note																												$ 800,000
Term loan 2 [Member]
Borrowings (Details) [Line Items]
Interest rate of description																												The interest rate on the loan was initially charged at 3 month EIBOR + 3.5%, however after the amendment, it was revised to 3 month EIBOR + 3%.
Prepaid finance cost																			$ 58,578
Loan carries interest													3.00%
Addition repayments														539,069
Additional term loan facility																													$ 11,108,086
Transferred construction amount			$ 147,006											147,006
Term loan 1 and 2 [Member]
Borrowings (Details) [Line Items]
Interest rate of description																												i)a minimum debt service coverage ratio (net operating income divided by total debt service) of 150% at all times and if the ratio decreases to 120% or less, it results in an event of default; ii)an amount equivalent to one quarterly instalment including interest in a debt service reserve account at all times.
Term loan 3 [Member]
Borrowings (Details) [Line Items]
Term loan amount																												$ 3,539,341
Interest rate of description																												carried 1 month EIBOR + 2% margin and is repayable in 15 equal monthly instalments commencing from date of disbursement and is due on 14 October 2019.
Consruction amount																												$ 95,290,000
New facility carries interest																												3.00%
Term loan 4 [Member]
Borrowings (Details) [Line Items]
Term loan amount																												$ 95,290,000
Interest rate of description																												carried an interest at 3 month EIBOR + 3% margin. The loan is repayable in 17 bi-annual instalments and commences 6 months after the date of completion of Phase 2.
Term loan 1 [Member]
Borrowings (Details) [Line Items]
Loan carries interest						4.50%							5.00%
Principal amount not paid																												$ 3,700,000
Debt balance																		$ 94,800,000										$ 94,800,000
Cumulative instalments								$ 6,612,194	$ 5,729,418	5,729,418							$ 6,612,194
Amended agreement								6,520,130	5,494,063
Amendment fee						$ 136,128		92,064	$ 235,355
Current assets								$ 72,700,000									72,700,000
Final settlement														$ 74,082,548
Promissory Notes [member]
Borrowings (Details) [Line Items]
Interest rate																											10.00%
Cash fee																											$ 3,000,000
Non interest bearing promissory note																											$ 1,500,000
Additional romissory rate																											765000.00%
Minimum [Member]
Borrowings (Details) [Line Items]
EIBOR Interest																				6.50%	6.50%		6.50%	6.50%
Minimum [Member] | Term loan 2 [Member]
Borrowings (Details) [Line Items]
Loan carries interest							4.00%						5.00%					3.00%
Minimum [Member] | Term loan 1 [Member]
Borrowings (Details) [Line Items]
Loan carries interest						4.00%																						3.00%
Top of range [member] | Term loan 2 [Member]
Borrowings (Details) [Line Items]
Loan carries interest							4.50%						5.00%					3.50%
Top of range [member] | Term loan 1 [Member]
Borrowings (Details) [Line Items]
Loan carries interest													5.00%															3.50%
Term loan 1 [Member]
Borrowings (Details) [Line Items]
Loan facility																												$ 84,595,154
Description of interest rate loan																												The interest rate on the loan was initially at 6 month EIBOR + 3.5%, however as per above mentioned amendment, it was revised to 6 month EIBOR+3%.
Amendment fee										$ 235,355							$ 92,064
Term loan facility																												$ 550,445		$ 84,595,154
Term loan facility, description										The loan was payable in 45 instalments starting 31 October 2019 with final maturity on 30 July 2030.							The loan is now payable in 44 instalments starting 31 January 2020 with final maturity on 30 July 2030.											As a result of this amendment the loan was repayable in 48 quarterly instalments starting October 2018 with final maturity in July 2030. The loan carries interest at 3 month EIBOR + 3% as compared to interest at 6 month EIBOR + 3.5% previously.		The loan was repayable in 48 quarterly instalments, commencing 27 months after the start of the construction with final maturity not exceeding 31 March 2028
Prepaid finance cost																												$ 559,607		$ 499,158
Repayment of loan																	$ 6,612,194
Cumulative instalments including interest outstanding										$ 5,494,063							$ 6,520,130
Term loan 2 [Member]
Borrowings (Details) [Line Items]
Term loan facility, description																												The loan was repayable in 20 quarterly instalments starting October 2018 with final maturity in July 2023.The loan carried interest at 3 month EIBOR + 3% as compared to interest at 3 month EIBOR + 3.5% previously.	The loan was repayable in 20 quarterly instalments starting after a 6 months grace period commencing in April 2017
Prepaid finance cost																												$ 76,606	$ 58,578
Additional term loan facility																													$ 11,108,086
Term loan 1 and 2 [Member]
Borrowings (Details) [Line Items]
Amendment fee																											$ 136,000
Term loan facility, description																Loans (1) and (2) are now payable in 46 and 16 instalments, respectively, with the first installment starting from 30 June 2020 with final maturity in 30 July 2030 and 31 July 2023, respectively. The loan 1 carries interest at 6 months EIBOR + 4% (minimum 5%) and to be further increased to 6 month EIBOR + 4.5% (minimum 5%) from January 2021 as compared to interest at 3 month EIBOR + 3% previously, and, the loan 2 carries interest at 3 months EIBOR + 4% (minimum 5%) and to be further increased to 3 month EIBOR + 4.5% (minimum 5%) as compared to interest at 3 month EIBOR + 3% previously.											i) a minimum debt service coverage ratio of 150% at all times and if the ratio decreases to 120% or less, it results in an event of default; the debt service coverage ratio (DSCR) is defined as net operating income divided by total debt service and; ii) an amount equivalent to one quarterly instalment including interest in a debt service reserve account at all times.
Term loan																											$ 8.8
Term Loan 3 [Member]
Borrowings (Details) [Line Items]
Term loan facility, description																												The facility carried interest at 1 month EIBOR + 2% margin and was repayable in 15 equal monthly instalments commencing from date of disbursement.
Accrued interest on term loan																												$ 3,539,341
Term loan 4 [Member]
Borrowings (Details) [Line Items]
Term loan facility, description																											(i) a minimum facility service coverage ratio of 1.25:1, (ii) a participations to value ratio not exceeding 1.50:1 at all times, (iii) a participations to cost ratio not exceeding 57% at any date, and (iv) an amount equivalent to one instalment including interest in a facility service reserve account at all times or in the event of an initial public offering, the amount should be equivalent to the next two instalments including interest.
Term loan 4 [Member] | Commercial Bank [Member]
Borrowings (Details) [Line Items]
Term loan facility																												$ 95,290,000
Term loan facility, description																												The new facility carries interest at 3 month EIBOR + 3% margin and is repayable in 17 bi-annual instalments commencing 6 months after the date of completion of Phase 2.